Performance Management - Stock Dividend Fund, Inc.	Feb. 20, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Risk/Return Bar Chart and Performance Table: The bar chart and table below provide an indication of the risks of investing in Stock Dividend Fund. The chart shows the changes in the Fund’s performance since inception. The table compares the Fund’s returns to a relative comparison benchmark. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred accounts such as 401(k) plans or IRA’s. Past results are not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past results are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in Stock Dividend Fund.
Bar Chart [Heading]	Annual Percentage Returns
Bar Chart [Table]
		-30%	-20%	-10%	0%	10%	20%	30%
2004*	0.68%				X
2005	6.65%					X
2006	21.19%							X
2007	5.14%					X
2008	(35.96)%	X
2009	18.51%						X
2010	18.43%						X
2011	8.09%					X
2012	13.80%						X
2013	28.25%							X
2014	(2.62)%				X
2015	(16.79)%			X
2016	36.37%							X
2017	23.07%							X
2018	(5.77)%				X
2019	16.22%						X
2020	(1.51)%				X
2021	22.78%							X
2022	0.67%				X
2023	4.56%					X
2024	12.53%						X

*	Beginning operations December 27, 2004 through December 31, 2004.

Bar Chart Closing [Text Block]

During the entire period shown in the chart above, the highest return for a calendar quarter was 16.95% while the lowest return for a quarter was (28.31)%. These returns occurred in quarters ending September 30, 2009 and December 31, 2008, respectively.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	16.95%
Highest Quarterly Return, Date	Sep. 30, 2009
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(28.31%)
Lowest Quarterly Return, Date	Dec. 31, 2008
Performance Table Heading	Average Annual Total Returns for the Year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred accounts such as 401(k) plans or IRA’s.
Performance [Table]
	1 Year	5 Year	10 Year
Stock Dividend Fund
Return Before Taxes	12.53%	7.44%	8.14%
Return After Taxes on Distributions	11.56%	5.38%	6.60%
Return After Taxes on Distributions	9.97%	5.98%	6.59%
And Sale of Fund Shares

S&P 500 Index**	25.02%	14.51%	13.08%

**	Includes dividend reinvestment compounding and no deduction for fees, expenses or taxes)

Index No Deduction for Fees, Expenses, or Taxes [Text]	no deduction for fees, expenses or taxes